Provisions - Actuarial Assumptions (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic Plans
PROVISIONS
Discount rates	2.30%	2.10%	2.70%
Future salary increases	2.50%	2.50%	2.50%
Future pension increases	2.00%	2.00%	2.00%
Employee turnover	2.00%	2.00%	2.00%
Inflation	2.00%	2.00%	2.00%
Foreign Plans
PROVISIONS
Discount rates	0.80%	0.60%	0.70%
Future salary increases	1.70%	1.70%	1.70%
Future pension increases	0.10%	0.00%	0.00%
Employee turnover	16.20%	10.30%	10.30%
Inflation	1.40%	1.40%	1.40%
Other Post Employment Plans
PROVISIONS
Discount rates	3.90%	4.00%	4.00%
Future salary increases	5.00%	6.00%	6.30%
Future pension increases	0.00%	0.00%	0.00%
Employee turnover	8.20%	8.60%	8.70%
Inflation	1.00%	1.10%	1.00%